The Company and a Summary of its Significant Accounting Policies - Additional Information (Details)			12 Months Ended
	Feb. 28, 2020 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) Revenue_Stream Segment shares	Dec. 31, 2018 USD ($) shares
The Company and Summary of its Significant Accounting Policies [Line Items]
Conversion ratio of reverse stock split			0.5
Description of reverse stock split of common stock			one-for-two
Accumulated deficit			$ 91,111,000	$ 71,377,000
Negative operating cash flow			17,800,000
Depreciation expense			89,000	76,000
Disposal of plant or equipment			0	0
Impairment losses			0	0
Bank deposits			15,100,000
Insured amount by FDIC			$ 250,000
Number of revenue streams | Revenue_Stream			2
Deferred revenue			$ 1,390,000	1,552,000
Revenue practical expedient remaining performance obligation			true
Accounts receivable, net			$ 680,000	580,000
Number of operating segments | Segment			1
Stock-based compensation expense			$ 1,300,000	$ 900,000
Compensation cost related to non-vested awards not yet recognized			$ 400,000
Weighted average term expected to be recognized			2 years 25 days
Fair value other assets measured on recurring basis			$ 0
Fair value liabilities measured on recurring basis			0
Accumulated change in fair value between the measurement dates			$ 400,000
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Income [Extensible List]			us-gaap:OtherNonoperatingIncomeExpense
ASC 606
The Company and Summary of its Significant Accounting Policies [Line Items]
Increase in accumulated deficit		$ 45,000
Increase in deferred revenue		$ 45,000
Stock Options
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period			4 years
Conversion of Preferred Stock
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			615,385	1,524,122
Common Stock Warrants
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			4,200,497	1,177,486
Stock Options and Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Anti-dilutive equity instruments excluded from diluted net loss per common share | shares			443,547	1,000,618
Contract Revenue
The Company and Summary of its Significant Accounting Policies [Line Items]
Accounts receivable, net			$ 300,000	$ 300,000
Assay Revenue
The Company and Summary of its Significant Accounting Policies [Line Items]
Accounts receivable gross			500,000	300,000
Allowance for doubtful accounts			$ 100,000	$ 100,000
Minimum
The Company and Summary of its Significant Accounting Policies [Line Items]
Useful life of the assets			2 years
Minimum | Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period			2 years
Maximum
The Company and Summary of its Significant Accounting Policies [Line Items]
Useful life of the assets			5 years
Maximum | Restricted Stock Units
The Company and Summary of its Significant Accounting Policies [Line Items]
Requisite service period			4 years
Subsequent Event | Securities Purchase Agreement
The Company and Summary of its Significant Accounting Policies [Line Items]
Gross proceeds from issuance of private placement	$ 65,000,000
Net proceeds from issuance of private placement	$ 60,000,000